[Sutherland Asbill & Brennan LLP letterhead]

September 1, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Ameristock Mutual Fund, Inc.
Post-Effective Amendment No. 20 to Form N-1A
File Nos. 033-98276 and 811-09090

Ladies and Gentlemen:

On behalf of Ameristock Mutual Fund, Inc. (the “Fund”), we are transmitting for filing with the Commission an electronic copy of Post-Effective Amendment No. 20 (the “Amendment”) to the registration statement on Form N-1A for the Fund. The prospectus and Statement of Additional Information included in the Amendment are marked in accordance with Rule 310 of Regulation S-T to show changes from Post-Effective Amendment No. 19 for the Fund.

In addition to providing updated financial information as required by Section 10(a)(3) of the 1933 Act, the Amendment is intended to comply with the requirements of Form N-1A as recently amended (see Investment Company Act Rel. No. 28584 (Jan. 13, 2009)). Accordingly, this Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, and is expected to become effective automatically on November 1, 2010.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0107 or W. Thomas Conner at (202) 383-0590.

Very truly yours,

/s/ Marguerite C. Bateman
Marguerite C. Bateman

Cc:	Nicholas D. Gerber
Howard Mah
W. Thomas Conner